Oil and Natural Gas Properties - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Exploratory well costs			$ 0	$ 0
Exploratory dry hole costs			1,300,000	0	$ 0
Abandonment and impairment expense		$ 4,500,000	4,500,000	5,300,000	0
Impaired expense	$ 0		$ 0	$ 0	$ 0
Depletion expense on capitalized oil and natural gas properties	82,400,000	22,000,000
Amortization expense	$ 25,600,000	$ 0